Pioneer Investments
                                                             60 State St
                                                             Boston, MA 02109

                                                             March 4, 2008

VIA EDGAR
--- -----
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

            Re:      Pioneer Variable Contracts Trust (the "Registrant")

Ladies and Gentlemen:

On behalf of the Registrant, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-12(b) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), a copy of soliciting materials given to security holders concerning a Special Meeting of Shareholders of the Registrant to be held on or about May 13, 2008 (the "Special Meeting"), in accordance with paragraph (a) of Rule 14a-12. In compliance with Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials are to intended to be released to shareholders on about March 14, 2008 or as soon as practicable thereafter.

If you have any questions regarding this transmittal, please contact the undersigned of Pioneer Investments at (617) 422-4695.

Very truly yours,



/s/ Thomas Reyes
Thomas Reyes